State Street Emerging Markets Enhanced Index Portfolio Expense Example - State Street Emerging Markets Enhanced Index Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	185
Expense Example, with Redemption, 5 Years	325
Expense Example, with Redemption, 10 Years	734
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	$ 1,033